Note 9 - Segment Data (Tables)	12 Months Ended
Dec. 31, 2013
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment [Table Text Block]
	2013	2012
	(000's omitted)
Revenue:
Preneed and burial products	$49,457	$48,863
Traditional and universal life products	28,650	19,336
Administrative and financial services	1,215	1,491
Corporate and other	798	740
	$80,120	$70,430

Pre-tax income (loss) from operations:
Preneed and burial products	$816	$993
Traditional and universal life products	968	921
Administrative and financial services	306	366
Corporate and other	37	(185)
	$2,127	$2,095

Assets:
Preneed and burial products	$375,905	$378,142
Traditional and universal life products	109,777	91,142
Administrative and financial services	9,937	10,757
Corporate and other	67,990	95,965
	$563,609	$576,006

Amortization and depreciation expense:
Preneed and burial products	$5,866	$5,427
Traditional and universal life products	1,726	3,223
Administrative and financial services	264	213
Corporate and other	360	313
	$8,216	$9,176